Schedule of Reconciliation of the Beginning and Ending Balances of Convertible Debentures (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025		Dec. 31, 2024
Schedule Of Reconciliation Of Beginning And Ending Balances Of Convertible Debentures
Balance as of beginning of period		$ 9,976,000		$ 8,937,666
Conversions of debt and accrued interest ()	[1]	(10,755,398)	[1],[2]	(4,718,705)	[2]
Accrual of interest		779,398
Balance as of end of period				9,976,000
Extinguishment of debt discount				1,322,533
Amortization of debt discount				$ 4,434,506

[1]	Upon conversion, both common stock and warrants were issued. The value of the conversion feature and warrants recorded to equity during the year ended December 31, 2025 was $3,047,140 with $7,708,258 recorded as a derivative liability for warrants issued and netted against the transaction recorded to equity.
[2]	Upon conversion, both common stock and warrants were issued. The value of the conversion feature and warrants recorded to equity during the years ended December 31, 2025 and 2024 was $3,047,140 and $3,189,575, respectively, with $7,708,258 and $824,427, respectively, recorded as a derivative liability for warrants issued and netted against the transaction recorded to equity.